Offerings	Sep. 15, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% The Dow Chemical Co Notes Due September 15, 2030
Maximum Aggregate Offering Price	$ 5,341,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 817.71
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% The Dow Chemical Co Notes Due September 15, 2035
Maximum Aggregate Offering Price	$ 7,505,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,149.02
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.200% The Dow Chemical Co Notes Due September 15, 2055
Maximum Aggregate Offering Price	$ 10,822,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,656.85
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.